Related Party Transactions (Details) - USD ($)	Apr. 28, 2025	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Line Items]
Bank borrowings		$ 434,746	$ 83,552
Repaid loan	$ 331,600
Executive directors [Member]
Related Party Transactions [Line Items]
Bank borrowings		$ 434,746